Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)	12 Months Ended
Dec. 31, 2024 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding as of 01/01/2024	11,899,572
Number of additionnal shares due to May 2024 modification	44,615
Number of shares granted	3,054,163
Number of free shares vested	342,675
Number of instruments voided	1,288,246
Number of warrants/shares outstanding as of 12/31/2024	13,367,429
Maximum of shares to be issued	14,062,787
Number of warrants/stock options exercisable as of 12/31/2024	8,885,243
Free Shares [member] | 03/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/05/2021
Type	Free shares
Number of instruments outstanding as of 01/01/2024	234,202
Number of free shares vested	204,334
Number of instruments voided	29,080
Number of warrants/shares outstanding as of 12/31/2024	788
Maximum of shares to be issued	788
Free Shares [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Free shares
Number of instruments outstanding as of 01/01/2024	2,000
Number of additionnal shares due to May 2024 modification	120
Number of free shares vested	2,120
Free Shares [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Free shares
Number of instruments outstanding as of 01/01/2024	140,025
Number of additionnal shares due to May 2024 modification	7,922
Number of free shares vested	135,982
Number of instruments voided	11,964
Number of warrants/shares outstanding as of 12/31/2024	0
Maximum of shares to be issued	0
Free Shares [member] | 09/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Free shares
Number of instruments outstanding as of 01/01/2024	3,425
Number of additionnal shares due to May 2024 modification	80
Number of free shares vested	239
Number of instruments voided	3,266
Free Shares [member] | 10/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/13/2021
Type	Free shares
Number of instruments outstanding as of 01/01/2024	4,500
Number of additionnal shares due to May 2024 modification	270
Number of instruments voided	4,770
Free Shares [member] | 11/25/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Type	Free shares
Number of instruments outstanding as of 01/01/2024	2,100
Number of additionnal shares due to May 2024 modification	126
Number of instruments voided	2,226
Free Shares [member] | 03/03/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/03/2022
Type	Free shares
Number of instruments outstanding as of 01/01/2024	237,062
Number of additionnal shares due to May 2024 modification	13,902
Number of instruments voided	58,504
Number of warrants/shares outstanding as of 12/31/2024	192,460
Maximum of shares to be issued	192,460
Free Shares [member] | 03/29/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/29/2022
Type	Free shares
Number of instruments outstanding as of 01/01/2024	1,900
Number of additionnal shares due to May 2024 modification	114
Number of warrants/shares outstanding as of 12/31/2024	2,014
Maximum of shares to be issued	2,014
Free Shares [member] | 05/24/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/24/2022
Type	Free shares
Number of instruments outstanding as of 01/01/2024	38,109
Number of additionnal shares due to May 2024 modification	2,163
Number of instruments voided	5,416
Number of warrants/shares outstanding as of 12/31/2024	34,856
Maximum of shares to be issued	34,856
Free Shares [member] | 11/08/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/08/2022
Type	Free shares
Number of instruments outstanding as of 01/01/2024	30,000
Number of additionnal shares due to May 2024 modification	1,800
Number of instruments voided	31,800
Free Shares [member] | 12/19/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/19/2022
Type	Free shares
Number of instruments outstanding as of 01/01/2024	2,960
Number of additionnal shares due to May 2024 modification	176
Number of instruments voided	1,532
Number of warrants/shares outstanding as of 12/31/2024	1,604
Maximum of shares to be issued	1,604
Free Shares [member] | 01/24/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/24/2023
Type	Free shares
Number of instruments outstanding as of 01/01/2024	319,105
Number of additionnal shares due to May 2024 modification	17,814
Number of instruments voided	59,382
Number of warrants/shares outstanding as of 12/31/2024	277,538
Maximum of shares to be issued	277,538
Free Shares [member] | 03/22/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/22/2023
Type	Free shares
Number of instruments outstanding as of 01/01/2024	2,150
Number of additionnal shares due to May 2024 modification	129
Number of instruments voided	2,279
BSA [member] | 3/27/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/27/2015
Type	BSA
Number of instruments outstanding as of 01/01/2024	50,000
Number of warrants/shares outstanding as of 12/31/2024	50,000
Maximum of shares to be issued	53,000
Number of warrants/stock options exercisable as of 12/31/2024	50,000
Strike price per share in euros | € / shares	€ 38.45
BSA [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	BSA
Number of instruments outstanding as of 01/01/2024	74,200
Number of warrants/shares outstanding as of 12/31/2024	74,200
Maximum of shares to be issued	78,652
Number of warrants/stock options exercisable as of 12/31/2024	74,200
Strike price per share in euros | € / shares	€ 28.01
BSA [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	BSA
Number of instruments outstanding as of 01/01/2024	66,675
Number of warrants/shares outstanding as of 12/31/2024	66,675
Maximum of shares to be issued	70,676
Number of warrants/stock options exercisable as of 12/31/2024	66,675
Strike price per share in euros | € / shares	€ 27.37
BSA [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	BSA
Number of instruments outstanding as of 01/01/2024	68,000
Number of warrants/shares outstanding as of 12/31/2024	68,000
Maximum of shares to be issued	72,080
Number of warrants/stock options exercisable as of 12/31/2024	68,000
Strike price per share in euros | € / shares	€ 18.68
BSA [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	BSA
Number of instruments outstanding as of 01/01/2024	80,000
Number of warrants/shares outstanding as of 12/31/2024	80,000
Maximum of shares to be issued	84,800
Number of warrants/stock options exercisable as of 12/31/2024	80,000
Strike price per share in euros | € / shares	€ 24.34
Stock options [member] | 3/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/24/2015
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	1,336,826
Number of warrants/shares outstanding as of 12/31/2024	1,336,826
Maximum of shares to be issued	1,417,036
Number of warrants/stock options exercisable as of 12/31/2024	1,336,826
Strike price per share in euros | € / shares	€ 38.45
Stock options [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	1,301,000
Number of warrants/shares outstanding as of 12/31/2024	1,301,000
Maximum of shares to be issued	1,379,060
Number of warrants/stock options exercisable as of 12/31/2024	1,301,000
Strike price per share in euros | € / shares	€ 27.55
Stock options [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	1,261,336
Number of warrants/shares outstanding as of 12/31/2024	1,261,336
Maximum of shares to be issued	1,337,016
Number of warrants/stock options exercisable as of 12/31/2024	1,261,336
Strike price per share in euros | € / shares	€ 22.44
Stock options [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	1,440,646
Number of warrants/shares outstanding as of 12/31/2024	1,440,646
Maximum of shares to be issued	1,527,085
Number of warrants/stock options exercisable as of 12/31/2024	1,440,647
Strike price per share in euros | € / shares	€ 17.9
Stock options [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	665,000
Number of warrants/shares outstanding as of 12/31/2024	665,000
Maximum of shares to be issued	704,900
Number of warrants/stock options exercisable as of 12/31/2024	665,000
Strike price per share in euros | € / shares	€ 22.57
Stock options [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	5,000
Number of warrants/shares outstanding as of 12/31/2024	5,000
Maximum of shares to be issued	5,300
Number of warrants/stock options exercisable as of 12/31/2024	5,000
Strike price per share in euros | € / shares	€ 24.8
Stock options [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	919,291
Number of instruments voided	15,000
Number of warrants/shares outstanding as of 12/31/2024	904,291
Maximum of shares to be issued	958,548
Number of warrants/stock options exercisable as of 12/31/2024	904,291
Strike price per share in euros | € / shares	€ 18.25
Stock options [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	30,000
Number of warrants/shares outstanding as of 12/31/2024	30,000
Maximum of shares to be issued	31,800
Number of warrants/stock options exercisable as of 12/31/2024	30,000
Strike price per share in euros | € / shares	€ 11.06
Stock options [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	17,000
Number of warrants/shares outstanding as of 12/31/2024	17,000
Maximum of shares to be issued	18,020
Number of warrants/stock options exercisable as of 12/31/2024	17,000
Strike price per share in euros | € / shares	€ 15.12
Stock options [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	129,000
Number of instruments voided	15,000
Number of warrants/shares outstanding as of 12/31/2024	114,000
Maximum of shares to be issued	120,840
Number of warrants/stock options exercisable as of 12/31/2024	114,000
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	45,000
Number of instruments voided	45,000
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	20,500
Number of warrants/shares outstanding as of 12/31/2024	20,500
Maximum of shares to be issued	21,730
Number of warrants/stock options exercisable as of 12/31/2024	20,500
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 03/04/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/04/2021
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	684,347
Number of instruments voided	29,466
Number of warrants/shares outstanding as of 12/31/2024	654,881
Maximum of shares to be issued	694,174
Number of warrants/stock options exercisable as of 12/31/2024	613,877
Strike price per share in euros | € / shares	€ 19.44
Stock options [member] | 04/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/13/2021
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	27,465
Number of warrants/shares outstanding as of 12/31/2024	27,465
Maximum of shares to be issued	29,113
Number of warrants/stock options exercisable as of 12/31/2024	25,462
Strike price per share in euros | € / shares	€ 16.07
Stock options [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	3,500
Number of instruments voided	656
Number of warrants/shares outstanding as of 12/31/2024	2,844
Maximum of shares to be issued	3,014
Number of warrants/stock options exercisable as of 12/31/2024	2,844
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	25,000
Number of warrants/shares outstanding as of 12/31/2024	25,000
Maximum of shares to be issued	26,500
Number of warrants/stock options exercisable as of 12/31/2024	21,875
Strike price per share in euros | € / shares	€ 12.69
Stock options [member] | 09/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	6,950
Number of instruments voided	6,500
Number of warrants/shares outstanding as of 12/31/2024	450
Maximum of shares to be issued	477
Number of warrants/stock options exercisable as of 12/31/2024	366
Strike price per share in euros | € / shares	€ 11.51
Stock options [member] | 10/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/13/2021
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	9,000
Number of instruments voided	9,000
Strike price per share in euros | € / shares	€ 10.29
Stock options [member] | 11/25/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	4,500
Number of instruments voided	1,406
Number of warrants/shares outstanding as of 12/31/2024	3,094
Maximum of shares to be issued	3,279
Number of warrants/stock options exercisable as of 12/31/2024	3,094
Strike price per share in euros | € / shares	€ 8.81
Stock options [member] | 03/03/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/03/2022
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	666,542
Number of instruments voided	167,497
Number of warrants/shares outstanding as of 12/31/2024	499,045
Maximum of shares to be issued	528,988
Number of warrants/stock options exercisable as of 12/31/2024	316,190
Strike price per share in euros | € / shares	€ 4.41
Stock options [member] | 03/29/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/29/2022
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	3,400
Number of warrants/shares outstanding as of 12/31/2024	3,400
Maximum of shares to be issued	3,604
Number of warrants/stock options exercisable as of 12/31/2024	2,338
Strike price per share in euros | € / shares	€ 3.96
Stock options [member] | 05/24/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/24/2022
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	37,580
Number of warrants/shares outstanding as of 12/31/2024	37,580
Maximum of shares to be issued	39,835
Number of warrants/stock options exercisable as of 12/31/2024	25,063
Strike price per share in euros | € / shares	€ 3.48
Stock options [member] | 11/08/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/08/2022
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	70,000
Number of instruments voided	70,000
Strike price per share in euros | € / shares	€ 2.34
Stock options [member] | 12/19/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/19/2022
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	2,065
Number of instruments voided	810
Number of warrants/shares outstanding as of 12/31/2024	1,255
Maximum of shares to be issued	1,330
Number of warrants/stock options exercisable as of 12/31/2024	943
Strike price per share in euros | € / shares	€ 2.09
Stock options [member] | 01/24/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/24/2023
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	1,417,321
Number of instruments voided	332,380
Number of warrants/shares outstanding as of 12/31/2024	1,084,941
Maximum of shares to be issued	1,150,037
Number of warrants/stock options exercisable as of 12/31/2024	298,542
Strike price per share in euros | € / shares	€ 3.17
Stock options [member] | 03/22/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/22/2023
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	4,300
Number of instruments voided	4,300
Strike price per share in euros | € / shares	€ 1.91
Stock options [member] | 05/04/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/04/2023
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	357,400
Number of instruments voided	1,750
Number of warrants/shares outstanding as of 12/31/2024	355,650
Maximum of shares to be issued	376,989
Number of warrants/stock options exercisable as of 12/31/2024	121,669
Strike price per share in euros | € / shares	€ 1.8
Stock options [member] | 06/26/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/26/2023
Type	Stock Options
Number of instruments outstanding as of 01/01/2024	53,190
Number of instruments voided	6,438
Number of warrants/shares outstanding as of 12/31/2024	46,753
Maximum of shares to be issued	49,558
Number of warrants/stock options exercisable as of 12/31/2024	18,509
Strike price per share in euros | € / shares	€ 1.74
Stock options [member] | 01/25/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/25/2024
Type	Stock Options
Number of shares granted	1,682,476
Number of instruments voided	270,000
Number of warrants/shares outstanding as of 12/31/2024	1,412,476
Maximum of shares to be issued	1,497,225
Strike price per share in euros | € / shares	€ 2.6
Stock options [member] | 05/15/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/15/2024
Type	Stock Options
Number of shares granted	643,450
Number of instruments voided	71,825
Number of warrants/shares outstanding as of 12/31/2024	571,625
Maximum of shares to be issued	571,625
Strike price per share in euros | € / shares	€ 2.82
Stock options [member] | 06/26/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/26/2024
Type	Stock Options
Number of shares granted	587,562
Number of instruments voided	31,000
Number of warrants/shares outstanding as of 12/31/2024	556,562
Maximum of shares to be issued	556,562
Strike price per share in euros | € / shares	€ 2.07
Stock options [member] | 08/07/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/07/2024
Type	Stock Options
Number of shares granted	100,000
Number of warrants/shares outstanding as of 12/31/2024	100,000
Maximum of shares to be issued	100,000
Strike price per share in euros | € / shares	€ 1.9
Stock options [member] | 09/05/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/05/2024
Type	Stock Options
Number of shares granted	21,000
Number of warrants/shares outstanding as of 12/31/2024	21,000
Maximum of shares to be issued	21,000
Strike price per share in euros | € / shares	€ 2.08
Stock options [member] | 11/04/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/04/2024
Type	Stock Options
Number of shares granted	19,675
Number of warrants/shares outstanding as of 12/31/2024	19,675
Maximum of shares to be issued	19,675
Strike price per share in euros | € / shares	€ 1.7